Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	Golub Capital BDC 4, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01504
Entity Tax Identification Number	88-1608711
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001901612